Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-30666
Entity Registrant Name	NETEASE, INC.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 802, 8/F, China Life Centre
Entity Address, Address Line Two	Tower A, One HarbourGate
Entity Address, Address Line Three	No. 18 Hung Luen Road
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Common Stock, Shares Outstanding	3,192,111,251
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Auditor Firm ID	1424
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Beijing, the People’s Republic of China
Entity Central Index Key	0001110646
Document Fiscal Period Focus	FY
American Depositary Shares
Document and Entity Information
Title of 12(b) Security	American Depositary Shares, each representing five ordinary shares, par value US$0.0001 per share
Trading Symbol	NTES
Security Exchange Name	NASDAQ
Ordinary shares
Document and Entity Information
Title of 12(b) Security	Ordinary shares, par value US$0.0001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Business Contact
Document and Entity Information
Entity Address, Address Line One	Guoco Midtown Network Hub #04-11
Entity Address, City or Town	126 Beach Road
Entity Address, Postal Zip Code	189772
Entity Address, Country	SG
Contact Personnel Name	Paul W. Boltz, Jr.
Country Region	65
Local Phone Number	6980 0628
Contact Personnel Email Address	ir@service.netease.com